Balance Sheet Components - Summary of Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance Sheet Related Disclosures [Abstract]
2015	$ 83	$ 167
2016	98	97
Intangible assets, net	$ 181	$ 264	$ 431